ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 49,208	$ 626,733	$ 571,213
Operating costs and expenses:
General and administrative	(89,006)	(128,931)	(132,637)
Total operating costs and expenses	(329,136)	(448,737)	(433,351)
Operating loss	(279,928)	177,996	137,862
Non-operating income (expenses):
Interest income	1,276	5,861	3,578
Foreign exchange gains, net	(3,434)	(3,975)	1,972
Total non-operating expenses, net	(126,175)	(133,965)	(158,063)
Income tax expense	(1,011)	402	544
Net (loss) income	(405,092)	43,629	(20,745)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues	0	0	0
Operating costs and expenses:
General and administrative	0	0	(133)
Total operating costs and expenses	0	0	(133)
Operating loss	0	0	(133)
Non-operating income (expenses):
Interest income	0	0	102
Foreign exchange gains, net	1	1	616
Share of results of subsidiaries	(321,627)	33,563	(22,183)
Total non-operating expenses, net	(321,626)	33,564	(21,465)
(Loss) income before income tax	(321,626)	33,564	(21,598)
Income tax expense	0	0	0
Net (loss) income	$ (321,626)	$ 33,564	$ (21,598)